EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY (Tables) [Line Items]
Schedule of movement of fully paid shares
		Movement value of shares	Cost of issuance and placement	Paid- in
	N° of	(1)	of shares (2)	Capital
	shares	ThUS$	ThUS$	ThUS$

Paid shares as of January 1, 2019	606,407,693	3,160,718	(14,453)	3,146,265
There are no movements of shares paid during the 2019 year	-	-	-	-
Paid shares as of December 31, 2019	606,407,693	3,160,718	(14,453)	3,146,265
Paid shares as of January 1, 2020	606,407,693	3,160,718	(14,453)	3,146,265
There are no movements of shares paid during the 2020 year	-	-	-	-
Paid shares as of December 31, 2020	606,407,693	3,160,718	(14,453)	3,146,265
Paid shares as of January 1, 2021	606,407,693	3,160,718	(14,453)	3,146,265
There are no movements of shares paid during the 2021 year	-	-	-	-
Paid shares as of December 31, 2021	606,407,693	3,160,718	(14,453)	3,146,265

Schedule of movement of reserves of share-based payments
		Stock
	Opening	option	Closing
Periods	balance	plan	balance
	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2019	37,874	(1,585)	36,289
From January 1 to December 31, 2020	36,289	946	37,235
From January 1 to December 31, 2021	37,235	-	37,235

Schedule of balance of other sundry reserves
	As of	As of	As of
	December 31,	December 31,	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Higher value for TAM S.A. share exchange (1)	2,665,692	2,665,692	2,665,692
Reserve for the adjustment to the value of fixed assets (2)	2,620	2,620	2,620
Transactions with non-controlling interest (3)	(216,656)	(213,273)	(210,048)
Others	(3,558)	(3,020)	(5,795)
Total	2,448,098	2,452,019	2,452,469

Schedule of movement of reserves with effect in other comprehensive income
	Currency translation reserve	Cash flow hedging reserve	Gains (Losses) on change on value of time value of options	Actuarial gain or loss on defined benefit plans reserve	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2019	(2,656,644)	(9,333)	-	(15,178)	(2,681,155)
Change in fair value of hedging instrument recognized in OCI	-	95,954	-	-	95,954
Reclassified from OCI to profit or loss	-	(30,074)	-	-	(30,074)
Deferred tax	-	345	-	-	345
Actuarial reserves by employee benefit plans	-	-	-	(10,635)	(10,635)
Deferred tax actuarial IAS by employee benefit plans	-	-	-	2,873	2,873
Translation difference subsidiaries	(233,643)	-	-	-	(233,643)
Closing balance as of December 31, 2019	(2,890,287)	56,892	-	(22,940)	(2,856,335)
Opening balance as of January 1, 2020	(2,890,287)	56,892	-	(22,940)	(2,856,335)
Change in fair value of hedging instrument recognized in OCI	-	(105,776)	-	-	(105,776)
Reclassified from OCI to profit or loss	-	(13,016)	-	-	(13,016)
Deferred tax	-	959	-	-	959
Actuarial reserves by employee benefit plans	-	-	-	(3,968)	(3,968)
Deferred tax actuarial IAS by employee benefit plans	-	-	-	923	923
Translation difference subsidiaries	(900,226)	-	-	-	(900,226)
Closing balance as of December 31, 2020	(3,790,513)	(60,941)	-	(25,985)	(3,877,439)
Increase (decrease) due to application of new accounting standards	-	380	(380)	-	-
Opening balance as of January 1, 2021	(3,790,513)	(60,561)	(380)	(25,985)	(3,877,439)
Change in fair value of hedging instrument recognized in OCI	-	39,602	(23,692)	-	15,910
Reclassified from OCI to profit or loss	-	(16,641)	6,509	-	(10,132)
Deferred tax	-	(58)	-	-	(58)
Actuarial reserves by employee benefit plans	-	-	-	10,017	10,017
Deferred tax actuarial IAS by employee benefit plans	-	-	-	(2,782)	(2,782)
Translation difference subsidiaries	18,354	(732)	-	-	17,622
Closing balance as of December 31, 2021	(3,772,159)	(38,390)	(17,563)	(18,750)	(3,846,862)

Schedule of movement of retained earnings
Periods	Opening balance	Result for the year	Dividends	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2019	218,971	190,430	(57,129)	352,272
From January 1 to December 31, 2020	352,272	(4,545,887)	-	(4,193,615)
From January 1 to December 31, 2021	(4,193,615)	(4,647,491)	-	(8,841,106)

Other Sundry Reserves [Member]
EQUITY (Tables) [Line Items]
Schedule of balance of other sundry reserves
		Transactions with
Periods	Opening balance	non-controlling interest	Legal reserves	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2019	2,638,916	(184,135)	(2,312)	2,452,469
From January 1 to December 31, 2020	2,452,469	(3,125)	2,675	2,452,019
From January 1 to December 31, 2021	2,452,019	(3,383)	(538)	2,448,098